Consolidated Statements of Net Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income:
Interest and fees on loans	$ 9,543	$ 10,162
Interest on debt securities	3,434	3,200
Dividends on marketable equity securities	459	466
Dividends on Federal Home Loan Bank stock	91	65
Other interest and dividend income	47	11
Total interest and dividend income	13,574	13,904
Interest expense:
Interest on deposits	2,162	2,444
Interest on Federal Home Loan Bank advances	1,421	1,540
Interest on securities sold under agreements to repurchase	25	15
Total interest expense	3,608	3,999
Net interest and dividend income	9,966	9,905
Provision for loan losses	535	55
Net interest and dividend income after provision for loan losses	9,431	9,850
Non-interest income:
Total other-than-temporary impairment losses on debt securities	(414)	(231)
Portion of losses recognized in other comprehensive income	259	221
Net impairment losses recognized in earnings	(155)	(10)
Fees for services	1,710	1,768
Mortgage banking activities	97	72
Net commissions from brokerage services	151	127
Bank-owned life insurance income	277	291
Other income	177	244
Total non-interest income	2,257	2,492
Non-interest expense:
Compensation and benefits	6,213	5,915
Occupancy and equipment	1,247	1,198
Data processing	841	827
LAN/ WAN network	148	146
Advertising and marketing	195	174
Regulatory assessment	78	191
Professional fees	477	465
FDIC deposit insurance	378	551
Other real estate owned	432	265
Write-down of other real estate owned	49	228
Other	1,144	1,227
Total non-interest expense	11,202	11,187
Income before income tax (benefit) expense	486	1,155
Income tax (benefit) expense	(65)	152
Net income	$ 551	$ 1,003
Earnings per common share:
Basic (in dollars per share)	$ 0.09	$ 0.16
Diluted (in dollars per share)	$ 0.09	$ 0.16
Weighted average common shares outstanding:
Basic (in shares)	6,415,376	6,402,597
Diluted (in shares)	6,415,376	6,402,597